Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Statements of Operations - PLUM ACQUISITION CORP. I [Member] - USD ($)	3 Months Ended			4 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended		15 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2023
Condensed Income Statements, Captions [Line Items]
Formation and operating costs	$ 353,372	$ 578,954	$ 1,153,282		$ 1,732,236	$ 2,085,609
Loss from operations	(353,372)	(578,954)	(1,153,282)		(1,732,236)	(2,085,609)	$ (3,098,285)	$ (4,074,437)
Other (expense) income:
Change in fair value of warrants liabilities	(334,975)	1,978,245	(2,022,486)		(44,241)	(379,216)	(1,264,054)	8,973,522
Change in fair value of Forward Purchase Agreement		633,205	(325,091)		308,114	308,114	308,114
Issuance of Forward Purchase Agreement			(308,114)		(308,114)	(308,114)	(308,114)
Reduction of deferred underwriter fee payable			328,474		328,474	328,474	328,474
Interest Expense - Debt Discount	(279,013)	(106,416)	(28,515)		(134,931)	(413,944)
Interest income - trust account	629,310	626,320	3,088,967		3,715,287	4,344,597	4,758,906	4,679,040
Total other (expense) income, net	15,322	3,131,354	733,235		3,864,589	3,879,911	$ 3,063,558	$ 14,652,562
Net (loss) income	$ (338,050)	$ 2,552,400	$ (420,047)	$ 2,552,400	$ 2,132,353	$ 1,794,302			$ (420,047)
Class A Ordinary Shares Subject to Possible Redemption [Member]
Other (expense) income:
Weighted average shares outstanding (in Shares)	4,970,919	13,208,627	26,286,357		15,699,116	12,083,753
Basic net (loss) income per share (in Dollars per share)	$ (0.03)	$ 0.12	$ (0.01)		$ 0.09	$ 0.09
Diluted net income per share (in Dollars per share)	$ (0.03)	$ 0.12	$ (0.01)		$ 0.09	$ 0.09
Class A Ordinary Shares
Other (expense) income:
Weighted average shares outstanding (in Shares)	1,474,641					526,181	2,405,055
Basic net (loss) income per share (in Dollars per share)	$ (0.03)					$ 0.09	$ 0
Diluted net income per share (in Dollars per share)	$ (0.03)					$ 0.09	$ 0
Class B Ordinary Shares
Other (expense) income:
Weighted average shares outstanding (in Shares)	6,505,768	7,980,409	7,980,409		7,980,409	7,454,228	5,575,354	7,980,409
Basic net (loss) income per share (in Dollars per share)	$ (0.03)	$ 0.12	$ (0.01)		$ 0.09	$ 0.09	$ 0	$ 0.27
Diluted net income per share (in Dollars per share)	$ (0.03)	$ 0.12	$ (0.01)		$ 0.09	$ 0.09	$ 0	$ 0.27